AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 15.5%
Bright Horizons Family Solutions, Inc.*	2,006	$187,902
Burlington Stores, Inc.*	3,129	441,596
Churchill Downs, Inc.	2,280	478,344
Five Below, Inc.*,1	4,153	527,722
Grand Canyon Education, Inc.*	4,669	448,551
Holley, Inc.*,1	30,100	240,499
Krispy Kreme Inc.[1]	21,435	306,092
Lithia Motors, Inc., Class A	1,194	316,744
LKQ Corp.	9,849	540,119
Pool Corp.	1,290	461,433
Revolve Group, Inc.*,1	13,855	392,373
Texas Roadhouse, Inc.	6,353	554,109
Vail Resorts, Inc.	989	234,521

Total Consumer Discretionary		5,130,005
Consumer Staples - 1.4%
Performance Food Group Co.*	5,475	272,162
PriceSmart, Inc.	3,156	209,496

Total Consumer Staples		481,658
Energy - 5.4%
ChampionX Corp.	16,700	348,863
Matador Resources Co.[1]	12,550	725,139
Ovintiv, Inc.	6,850	349,966
SM Energy Co.	8,750	361,200

Total Energy		1,785,168
Financials - 4.9%
Evercore, Inc., Class A	2,748	274,718
Houlihan Lokey, Inc.	3,850	325,556
MarketAxess Holdings, Inc.	1,471	398,317
Pinnacle Financial Partners, Inc.	4,045	319,959
Signature Bank	1,680	311,758

Total Financials		1,630,308
Health Care - 21.7%
Acadia Healthcare Co., Inc.*	6,072	503,430
Albireo Pharma, Inc.*,1	13,484	280,332
Azenta, Inc.[1]	6,932	473,178
Bio-Rad Laboratories, Inc., Class A*	595	335,140
Catalent, Inc.*	6,572	743,293
Chemed Corp.	636	305,973
CryoPort, Inc.*	6,983	259,768
Globus Medical, Inc., Class A*	8,430	494,757
Halozyme Therapeutics, Inc.*,1	10,099	493,841
	Shares	Value

HealthEquity, Inc.*	6,807	$395,963
Horizon Therapeutics PLC*	4,308	357,435
ICU Medical, Inc.*,1	863	152,898
Integra LifeSciences Holdings Corp.*	6,534	359,631
Medpace Holdings, Inc.*	2,493	422,638
Neurocrine Biosciences, Inc.*	4,816	453,330
Oyster Point Pharma, Inc.*,1	18,021	108,667
Phathom Pharmaceuticals, Inc.*,1	20,238	186,392
Syneos Health, Inc.*	7,110	562,685
West Pharmaceutical Services, Inc.	874	300,272

Total Health Care		7,189,623
Industrials - 18.8%
Atkore, Inc.*	6,633	658,458
Booz Allen Hamilton Holding Corp.	3,550	340,729
CACI International, Inc., Class A*	1,393	421,090
Dycom Industries, Inc.*	2,035	209,931
Gibraltar Industries, Inc.*	1,893	88,573
Graco, Inc.	5,932	398,393
IDEX Corp.	1,800	375,750
Ingersoll Rand, Inc.	9,382	467,223
JELD-WEN Holding, Inc.*	4,762	84,668
Knight-Swift Transportation Holdings, Inc.	5,822	319,919
RBC Bearings, Inc.*	3,000	708,000
Ritchie Bros. Auctioneers, Inc. (Canada)	10,883	784,338
SiteOne Landscape Supply, Inc.*	4,684	652,622
The Toro Co.	4,510	387,815
Woodward, Inc.	3,047	319,021

Total Industrials		6,216,530
Information Technology - 26.4%
Cerence, Inc.*	7,720	217,473
Cognex Corp.	7,733	394,228
The Descartes Systems Group, Inc. (Canada)*	5,662	390,905
Entegris, Inc.	5,454	599,395
Gartner, Inc.*	3,672	974,843
Globant SA (Uruguay)*	3,163	630,196
HubSpot, Inc.*	2,484	765,072
MACOM Technology Solutions Holdings, Inc.*	6,415	371,685
Manhattan Associates, Inc.*	5,672	797,880
Paycor HCM, Inc.*,1	18,268	487,573
Paylocity Holding Corp.*	4,143	853,168
Power Integrations, Inc.	4,215	358,317
Rapid7, Inc.*	6,558	419,515
Silicon Laboratories, Inc.*	2,482	366,045

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 26.4% (continued)
SS&C Technologies Holdings, Inc.	4,090	$242,005
Tyler Technologies, Inc.*	851	339,549
Zebra Technologies Corp., Class A*	1,494	534,389

Total Information Technology		8,742,238
Materials - 3.4%
AptarGroup, Inc.	2,909	313,474
Avient Corp.	6,182	266,753
Eagle Materials, Inc.	1,199	151,613
RPM International, Inc.	4,457	402,913

Total Materials		1,134,753
Real Estate - 1.4%
Sun Communities, Inc., REIT	2,776	455,153

Total Common Stocks (Cost $35,197,001)		32,765,436

Principal Amount
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 3.4%[2]
Bank of America Securities, Inc., dated 07/29/22, due 08/01/22, 2.240% total to be received $127,231 (collateralized by various U.S. Treasuries, 0.000%, 05/15/40 - 02/15/51, totaling $129,751)	$127,207	127,207
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 07/29/22, due 08/01/22, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 08/25/22 - 05/20/52, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,127,207
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp., dated 07/29/2022 due 08/01/2022, 2.10% total to be received $380,067 (collateralized by a U.S. Treasury, 0.375%, 07/15/27, totaling $387,612)	380,000	380,000

Total Short-Term Investments (Cost $1,507,207)		1,507,207
Total Investments - 103.4% (Cost $36,704,208)		34,272,643
Other Assets, less Liabilities - (3.4)%		(1,137,838)
Net Assets - 100.0%		$33,134,805

*	Non-income producing security.
[1]	Some of these securities, amounting to $3,693,186 or 11.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$32,765,436	—	—	$32,765,436
Short-Term Investments
Joint Repurchase Agreements	—	$1,127,207	—	1,127,207
Repurchase Agreements	—	380,000	—	380,000
Total Investments in Securities	$32,765,436	$1,507,207	—	$34,272,643

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,693,186	$1,127,207	$2,808,581	$3,935,788
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.750%	08/18/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.